UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   50

Form13F Information Table Value Total:     $   79,085(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH CHEMICALS INC             COM              03937r102     1956    52501 SH       Sole                    39200             13301
American Comm Lines            COM              025195207     1800   113897 SH       Sole                    85014             28883
American National Insur        COM              028591105     2169    20325 SH       Sole                    13246              7079
Archer Daniels Midland         COM              039483102      449    10900 SH       Sole                                      10900
BOSTON SCIENTIFIC CORP         COM              101137107     3049   236933 SH       Sole                   176850             60083
BP Plc                         COM              055622104      356     5866 SH       Sole                                       5866
Cardica                        COM              14141r101      115    15600 SH       Sole                                      15600
Central Fund of Canada         COM              153501101      150    11900 SH       Sole                                      11900
ChevronTexaco Corp             COM              166764100      381     4466 SH       Sole                                       4466
Church & Dwight                COM              171340102     1893    34897 SH       Sole                    26050              8847
Coca Cola Co                   COM              191216100      309     5080 SH       Sole                                       5080
Comtech Telecom                COM              205826209     1161    29775 SH       Sole                    22200              7575
Crown Castle Inc               COM              228227104     2368    68657 SH       Sole                    51255             17402
DIRECTV GROUP INC              COM              25459l106     3093   124781 SH       Sole                    93000             31781
EOG Resources                  COM              26875p101     4232    35269 SH       Sole                    26343              8926
EXIDE TECHNOLOGIES             COM              302051206     2406   183676 SH       Sole                   137100             46576
El Paso Corp                   COM              28336L109     2341   140680 SH       Sole                    87750             52930
Elixir Gaming Tech             COM              28661g105      660   340000 SH       Sole                   253403             86597
Exxon Mobil Corp               COM              30231G102     1657    19588 SH       Sole                                      19588
Flowers Foods                  COM              343498101     2805   113336 SH       Sole                    84588             28748
GOODYEAR TIRE & RUBBER CO      COM              382550101     2938   113858 SH       Sole                    85000             28858
Hilltop Holdings Incc          COM              432748101     3581   344313 SH       Sole                   256416             87897
Image Tech Labratories         COM              45247A105        9   150000 SH       Sole                                     150000
Johnson & Johnson              COM              478160104      277     4270 SH       Sole                                       4270
Kirby Corp                     COM              497266106     2512    44064 SH       Sole                    32900             11164
Limco Piedmont                 COM              53261t109     1444   212617 SH       Sole                   152274             60343
Melco PBL                      COM              585464100     1689   148428 SH       Sole                   110780             37648
Molson Coors Brewing           COM              60871r209     3970    75519 SH       Sole                    52100             23419
NRG Energy Inc                 COM              629377508     3869    99220 SH       Sole                    74050             25170
Nestle A                       COM              641069406      205     1632 SH       Sole                                       1632
Nyfix                          COM              670712108      127    29200 SH       Sole                                      29200
Oklahoma Gas & Elec            COM              670837103     3093    99220 SH       Sole                    74050             25170
PACIFIC CAPITAL BANCORP - NEW  COM              69404p101     1747    81267 SH       Sole                    60600             20667
PETROSEARCH ENERGY REST STOCK  COM              prsgrt          27    38732 SH       Sole                    38732
Pepsico Inc                    COM              713448108      280     3880 SH       Sole                                       3880
Petrosearch Energy Corp        COM              71675Y100       16    20000 SH       Sole                                      20000
Phillip Morris Int'l           COM                             275     5435 SH       Sole                                       5435
Procter & Gamble Co            COM              742718109      244     3487 SH       Sole                                       3487
Progressive Gaming             COM              74332S102      949   447531 SH       Sole                   303368            144163
Proshares Ultra Short          COM              74347R883     1141    17700 SH       Sole                                      17700
Rowan Cos Inc                  COM              779382100     3934    95523 SH       Sole                    71300             24223
Sharps Compliance              COM              820017101      640   272400 SH       Sole                   219065             53335
Sterling Bancshs Inc           COM              858907108     2854   287145 SH       Sole                   191948             95197
Stonegate Bank                 COM              861811107     1093    95050 SH       Sole                    87300              7750
TITANIUM METALS CORP           COM              888339207     2645   175751 SH       Sole                   131200             44551
Texas Capital Banc             COM              88224q107     2668   158082 SH       Sole                   117900             40182
Triarc Companies B             COM              895927309       69    10000 SH       Sole                                      10000
VALERO ENERGY CORP NEW         COM              91913y100     1802    36700 SH       Sole                    27349              9351
W and T Offshore               COM              92922p106     1630    47786 SH       Sole                    35650             12136
Xponential Corp                COM              98415T109        7    29627 SH       Sole                                      29627